share-based compensation - TELUS Corp restricted share units activity (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	0
Outstanding, end of period - Non-vested	0	0
Restricted share units without market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	5,848,469	6,017,285
Granted - Initial award	3,033,255	3,131,508
In lieu of dividends	340,259	385,783
Variable payout related	48,266	16,886
Vested during the period	(3,285,325)	(3,354,451)
Forfeited	(403,441)	(348,542)
Outstanding, end of period - Non-vested	5,581,483	5,848,469
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	49,138	29,870
In lieu of dividends	2,251	1,394
Vested	3,285,325	3,354,451
Settled in cash	(246,407)	(58,704)
Settled in equity	(3,054,488)	(3,277,873)
Outstanding, end of period - Vested	35,819	49,138
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 25.67	$ 24.55
Outstanding, beginning of period, vested | $ / shares	25.63	24.58
Granted - Initial award | $ / shares	31.31	25.98
In lieu of dividends | $ / shares	29.54	26.74
Variable payout related | $ / shares	25.79	25.53
Vested | $ / shares	22.68	24.10
Settled in cash | $ / shares	26.27	24.67
Settled in equity | $ / shares	25.60	24.07
Forfeited | $ / shares	27.32	21.59
Outstanding, end of period, non-vested | $ / shares	30.62	25.67
Outstanding, end of period, vested | $ / shares	$ 27.00	$ 25.63